Going Concern	6 Months Ended
Jun. 30, 2020
Going Concern [Abstract]
Going Concern
3.	Going Concern:

As described in Note 2 of the consolidated financial statements for the year ended December 31, 2019, included in the Company’s 2019 annual report on Form 20-F filed with the SEC on March 05, 2020, management is required under ASC 205-40, Going Concern, to evaluate whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued.

As of December 31, 2019, the Company’s cash flow projections for the period after one year after the date that the financial statements were issued indicated that cash on hand and cash provided by operating activities would not be sufficient to cover the liquidity needs that became due within one year after the date that the financial statements were issued mainly due to the balloon payments that were due within the respective period. Any failure on the part of the Company to timely repay the balloons falling due within one year would result in the lenders demanding payment, which could potentially result in payment default that would trigger cross-default provisions in the Company’s remaining facilities. As such, as of December 31, 2019, the Company classified the long-term portion of its bank debt and other financial liabilities in current liabilities. Since as of the date of the issuance of those financial statements no definite plan had crystalized, the above conditions raised substantial doubts about the Company’s ability to continue as a going concern.

On March 17, 2020, the Company entered into the fifth supplemental agreement with Alpha Bank A.E. regarding the Leader Alpha Bank Loan Facility. Pursuant to the terms of the supplemental agreement, among other things, the maturity date was extended from March 18, 2020 to December 31, 2022 (Note 8).

On March 31, 2020, the Company entered into the fourth supplemental agreement with Alpha Bank A.E. regarding the Squire Alpha Bank Loan Facility. Pursuant to the terms of the supplemental agreement, among other things, the maturity date was extended from November 10, 2021 to December 31, 2022 (Note 8).

During April through June 2020, the Company raised approximately $51,092 in gross proceeds, or $47,205 in net proceeds, from a follow-on public offering, four registered direct offerings, and from the partially exercises of Class D warrants issued in the follow-on public offering as well as the full exercise of all warrants issued in four private placements that took place concurrently with the registered direct offerings (Note 11).

On June 26, 2020, the Company entered into a settlement agreement with Hamburg Commercial Bank AG, or HCOB, related to the term loan facility secured by the Geniuship and the Gloriuship with original maturity on June 30, 2020 (Note 8). Pursuant to the terms of the settlement agreement, the Company, in order to fully settle its obligations under the loan agreement was required to pay a total amount of $23,500 out of the then outstanding amount of the loan agreement of $29,056 until July 31, 2020. On July 17, 2020 the Company fully settled the loan agreement with HCOB through a $23,500 payment that was funded from the proceeds of a new $22,500, five-year loan entered into with funds managed by EnTrust Global (Note 15) and $1,000 of its own funds. Following such payment, all securities placed in favor of HCOB were irrevocably and unconditionally released (Note 15).

On June 30, 2020, the Company obtained a two-month extension of the maturity of the facility which was due on June 30, 2020 with an outstanding balance of $5,900 (Note 4).

As of June 30, 2020, the Company had scheduled installments and balloon payments that were due within one year as follows:

•	$66,897 final balloon installments together with the installments with respect to two of the Company’s loan facilities, including the $29,056 due under the HCOB facility described above.
•	$15,003 debt and other financial liabilities installments with respect to third party lenders.
•	$27,150 related party loans and notes final balloon installments.

Any failure on the part of the Company to timely repay the balloons falling due within one year or obtain a waiver of the covenant breaches may result in the lenders demanding payment, which can potentially result in payment default that could trigger cross-default provisions in the Company’s remaining facilities. As such, as of June 30, 2020, the Company has classified the long-term portion of its bank debt and other financial liabilities in current liabilities and reported a working capital deficit of $183,254. Since as of the date of the issuance of these interim unaudited consolidated financial statements no definite plan has crystalized as to the remaining maturities that fall due within one year after the date that the interim unaudited consolidated financial statements are issued, the above conditions raised substantial doubts about the Company’s ability to continue as a going concern.

Management plans to settle the loan interest and scheduled loan repayments with cash on hand and cash expected to be generated from operations. Concerning the remaining outstanding balance of the UniCredit loan facility as well as the related party facilities, management is engaged in ongoing discussions with the underlying lenders which it believes they will have a positive outcome and is exploring, on an ongoing basis, several alternatives, including refinancing the existing third party and related party facilities and extending the respective maturities, issuing additional debt or equity securities (Note 15) or a combination of the foregoing. In addition, in the event that none of the above materialize, Management may consider the sale of all the underlying collaterals (i.e., two vessels) and repay in full the UniCredit facility the maturity of which falls in December 2020, rectifying as such the underlying defaults and consequently the cross default provisions that might be triggered under the remaining facilities.

Concerning 2020 maturities of the related party loans, the Company is engaged in discussions with the related party to address all the maturities in line with its previous track record concerning these loans.

The unaudited interim consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, they do not include any adjustments that might result in the event the Company is unable to continue as a going concern.